ACCOUNT RECEIVABLE AND OTHER RECEIVABLES	6 Months Ended	12 Months Ended
	Jun. 30, 2023	Dec. 31, 2022
ESG [Member]
ACCOUNT RECEIVABLE AND OTHER RECEIVABLES

NOTE 5: ACCOUNT RECEIVABLE AND OTHER RECEIVABLES

Account receivable and other receivable consisted of the following:

	June 30, 2023	December 31, 2022
Accounts receivable	$143,399	$23,910
Other receivable	91,404	82,374
Other receivable- related party*	10,636	11,185
Total	$245,439	$117,469

*	The Company paid $10,636 of expenses for one of shareholders. It was expecting to get paid back in December, 2023.

NOTE 5: ACCOUNT RECEIVABLE AND OTHER RECEIVABLES

Account receivable and other receivable consisted of the following:

December 31,	2022	2021
Accounts receivable	$23,910	$23,521
Other receivable	82,374	16,961
Other receivable- related party*	11,185	12,139
Total	$117,469	$52,621

*	The Company paid $11,185 of expenses for one of shareholders. It was expecting to get paid back in December 2023.